SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 -  SHAREHOLDERS' EQUITY

a.TAT's Ordinary shares confer upon their holders voting rights, the right to receive dividends, if declared, and any amounts payable upon the dissolution, liquidation or winding up of the affairs of TAT.

b.Treasury purchase plan

TAT's Board of Directors approved a stock repurchase plan under Rule 10b5-1 of the Securities Exchange Act of 1934.  The plan was for a period of 6 months and provided for the purchase of shares in an aggregate amount of up to $500. Such plan replaced and superseded a prior repurchase plan approved by TAT's Board of Directors on February 21, 2012. On November 21, 2012, the term of such stock repurchase plan ended. As of such date, the Company had purchased 16,433 shares for approximately $70 (average of $4.29 per share) constituting less than 0.1% of TAT's issued shares.

The repurchased shares became dormant as defined in the Israeli Companies Law.

A reconciliation of opening and closing balances of the number of ordinary shares outstanding is presented below:

	2014	2013	2012
Balance outstanding at beginning of year	8,805,236	8,798,570	8,815,003
Purchase of treasury shares	-	-	(16,433)
Exercise of options	3,108	6,666	-
Balance outstanding at end of year	8,808,344	8,805,236	8,798,570

  Stock option plans:

(1)  Following the approval of TAT's Audit committee and Board of Directors, on June 28, 2012, the Company's shareholders approved the 2012 stock option plan (the “2012 Plan”) to grant up to 380,000 options to purchase Ordinary shares, 0.9 NIS par value, of the Company to senior executives and certain members of the Board of Directors, at an exercise price as determined in the stock option plan. The Options vest over a three -year period (one-third each year), the vesting of 50% of the Options is subject, in addition, to certain minimum shareholders' equity during a period of 4 years from the grant date, unless the employee is no longer employed by the Company, in which case the options will be considered forfeited within 30 days.

(2)  On August 21, 2012, pursuant to the 2012 Plan, TAT's Board of Directors approved the grant of 330,000 Options, which were granted on October 4, 2012. (which is also considered the grant date).

(3)On March 19, 2014, pursuant to the 2012 Plan, TAT's Board of Directors approved the grant of 195,000 Options, at an exercise price of $8.79 per share, to senior executives, which were granted on June 23, 2014 (which is also considered the grant date).

(4)On November 30, 2014, pursuant to the 2012 Plan, TAT's Board of Directors approved the grant of 20,000 Options, at an exercise price of $7.34 per share, to senior executives, which were granted on November 30, 2014.

The fair value of the Company's stock options granted under the 2012 plan for the year ended December 31, 2014 and 2012 (for the year ended December 31, 2013, no options were granted) was estimated using the following assumptions:

	2014	2012

Expected stock price volatility	37.23% - 39.14%	41.57% - 43.4%
Expected option life (in years)	2.87 - 4	2.23 - 3.23
Risk free interest rate	0.48% - 1.34%	0.23% - 0.32%
Dividend yield	5% - 4.6%	9.8%

The Company uses the Black-Scholes option pricing model to determine the weighted average fair value of options. The volatility factor used in the Black-Scholes option pricing model is based on historical stock price fluctuations. The expected term of options is based on the simplified method. The Company is able to use the simplified method as the options qualify as “plain vanilla” options as defined by ASC 718-10-S99 and since the Company does not have sufficient historical exercise data to provide a reasonable basis to estimate expected term. Expected dividend yield is based upon historical and projected dividend activity and the risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted.

(5)The following table is a summary of the activity of TAT's stock Option plan:

	Year ended December 31,
	2014
	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	145,000	$6.5
Granted	215,000	8.66
Expired
Forfeited	(40,000)	8.79
Exercised (*)	(85,000)	6.5

Outstanding at the end of the year	235,000	8.28

Exercisable options	20,000	$6.5

(*)	The aggregate intrinsic value for the options exercised by employees during 2014 was approximately $21.

The weighted-average grant-date fair value of options granted in 2014 was $1.13 and $0.19 in 2012. The aggregate intrinsic value for the options outstanding as of December 31, 2014, 2013 and 2012 was $0, $212 and $0,respectively.

As of December 31, 2014 total unrecognized compensation cost was $70.8 and is expected to be recognized over a weighted-average period of 1.41 years.

d.Market Maker for TAT shares traded in Tel Aviv Stock Exchange

On August 15, 2011, TAT entered into a Market Making agreement for its shares traded on the Tel Aviv Stock Exchange (TASE) with Harel Finance Trade & Securities Ltd. for the purpose of improving liquidity of TAT shares. The agreement is for a 12 month period, subject for TASE's approval. The agreement will be automatically extended in 12 month periods, unless otherwise terminated by either of the parties giving 30 days notice or in accordance with certain regulatory circumstances. TAT will pay an immaterial fee in connection with the said agreement.

e.Dividends

On March 19, 2014, TAT's Board declared a cash dividend in the total amount of $2 million (approximately NIS 6.9 million), or $0.22 per share (approximately NIS 0.76 per share), for all of the shareholders of TAT. The dividend was paid on May 7, 2014 to shareholders of record on April 21, 2014.

f.Accumulated other comprehensive loss

As of December 31, 2013, the entire amount of accumulated other comprehensive loss consists of amounts derived from foreign currency translation and is related to Bental. On March 27, 2014 after receiving all required approvals to consummate the closing, TAT sold its entire interest in Bental (see also note 4).